NEWBUILDINGS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) tanker contract	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
NEWBUILDINGS [Abstract]
Interest capitalized in the cost of newbuildings | $	$ 0.0	$ 1.2	$ 1.2
Number of newbuilding contracts | contract	0
Number of oil product tankers contracted to be acquired | tanker	2
Newbuilding vessels and equipment under construction		2